Deferred Policy Acquisition Costs - Rollforward of DAC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 7,949	$ 7,241	$ 7,939
Impact of CECL adoption	0	0	15
Capitalizations	991	1,000	889
Amortization expense	(1,420)	(1,046)	(532)
Change related to unrealized appreciation (depreciation) of investments	(5,631)	(760)	1,085
Other, including foreign exchange	(64)	(6)	15
Balance, end of year	$ 13,087	$ 7,949	$ 7,241